Condensed Consolidated Statements of Changes in Shareholder's Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total SKG shareholders' (deficit)/Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023		$ (1,000)	$ 1,000	$ (1,795)		$ (1,795)		$ (1,795)
Balance, shares at Dec. 31, 2023	1,000
Issuance of ordinary shares			499,457			499,457		$ 499,457
Issuance of ordinary shares, shares	250							250
Net income/(loss)				(56,011)		(56,011)		$ (56,011)
Share issuance in exchange of receivables (Note 14)			1,071,174			1,071,174		1,071,174
Foreign currency translation adjustments					4,896	4,896		4,896
Balance at Dec. 31, 2024		(1,000)	1,571,631	(57,806)	4,896	1,517,721		1,517,721
Balance, shares at Dec. 31, 2024	1,250
Net income/(loss)				(61,694)		(61,694)		(61,694)
Foreign currency translation adjustments					(4,193)	(4,193)		(4,193)
Balance at Jun. 30, 2025		(1,000)	1,571,631	(119,500)	703	1,451,834		1,451,834
Balance, shares at Jun. 30, 2025	1,250
Balance at Dec. 31, 2024		(1,000)	1,571,631	(57,806)	4,896	1,517,721		1,517,721
Balance, shares at Dec. 31, 2024	1,250
Issuance of ordinary shares								$ 1,218,101
Issuance of ordinary shares, shares								650
Net income/(loss)				323,454		323,454	(165,810)	$ 157,644
Foreign currency translation adjustments					90,506	90,506	84	90,590
Conversion of convertible loans to common stock (Note 13)			1,218,101			1,218,101		1,218,101
Conversion of convertible loans to common stock, shares	650
Shares issued in connection with business and asset acquisitions (Note 3)			3,751,172			3,751,172		3,751,172
Shares issued in connection with business and asset acquisitions, shares	760
Non-controlling interest arising from the asset acquisition (Note 3)				1,415,570		1,415,570	3,605,931	5,021,501
Balance at Dec. 31, 2025		(1,000)	6,540,904	1,681,218	95,402	8,316,524	3,440,205	11,756,729
Balance, shares at Dec. 31, 2025	2,660
Net income/(loss)				(2,487,678)		(2,487,678)	(529,270)	(3,016,948)
Foreign currency translation adjustments					(46,097)	(46,097)	2,435	(43,662)
Balance at Jun. 30, 2026		(1,000)	6,540,904	(806,460)	49,305	5,782,749	2,913,370	8,696,119
Balance, shares at Jun. 30, 2026	2,660
Balance at Mar. 02, 2026
Balance, shares at Mar. 02, 2026
Issuance of ordinary shares	$ 1	(1)
Issuance of ordinary shares, shares	1
Net income/(loss)				(9,745)				(9,745)
Balance at Mar. 31, 2026	$ 1	$ (1)		$ (9,745)				$ (9,745)
Balance, shares at Mar. 31, 2026	1